        [GRAPHIC]                       DirectedAdvisorySolutions

                                        Allmerica Value Generation






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                                     [LOGO]
                                    ALLMERICA
                                  FINANCIAL(R)

                               Semi-Annual Report

                                 JUNE 30, 2003

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC)

Mark A. Hug, President and CEO
Edward J. Parry III, Senior Vice President and CFO
J. Kendall Huber, Senior Vice President and
  General Counsel
Robert P. Restrepo, Jr., Senior Vice President
John P. Kavanaugh, Vice President and
  Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Vice President and Secretary

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Blue Chip Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  AllianceBernstein Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISER
   Opus Investment Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Money Market Fund

INVESTMENT ADVISERS (CONTINUED)
Delaware Management Company
2005 Market Street, Philadelphia, PA 19103
  Delaware VIP Select Growth Series

Deutsche Asset Management Inc.
280 Park Avenue, New York, NY 10017
  Scudder VIT EAFE Equity Index Fund
  Scudder VIT Equity 500 Index Fund
  Scudder VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.
345 Park Avenue, New York, NY 10154
  Scudder Government Securities Portfolio

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Contrafund Portfolio
  Fidelity VIP Growth & Income Portfolio
  Fidelity VIP Mid Cap Portfolio

Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway, Short Hills, NJ 07078
  FT VIP Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
4350 South Monaco Street, Denver, CO 80217
  INVESCO VIF-Core Equity Fund
  INVESCO VIF-Dynamics Fund

Janus Capital Management LLC
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Capital Appreciation Portfolio
  Janus Aspen International Growth Portfolio
  Janus Aspen Mid Cap Growth Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Fund VCT Portfolio

Templeton Asset Management Ltd.
2 Exchange Square, Hong Kong
  FT VIP Templeton Developing Markets Securities Fund




One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

DIRECTEDADVISORYSOLUTIONS (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the DirectedAdvisorySolutions sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                                 Without Contract Fee
                                                                                             10 Years
                                                              Sub-                 10 Years   or Life
                                                    Fund   Account                  or Life   of Sub-
                                               Inception Inception       1      5   of Fund   Account              5
Sub-Accounts                                        Date      Date    Year  Years (if less) (if less)  1 Year  Years
---------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                           4/29/85   1/12/01    0.54%  3.46%    3.87%     1.85%    0.39%  3.32%

AIM Variable Insurance Funds
AIM V.I. Blue Chip Fund                        12/29/99   1/12/01   -1.83%    N/A  -14.87%   -17.17%   -1.97%    N/A

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth Portfolio              9/15/94   1/12/01    1.52% -6.05%    8.21%   -18.65%    1.38% -6.19%

Delaware VIP Trust (Service Class)
Delaware VIP Select Growth Series                5/3/99   1/12/01    3.27%    N/A   -8.93%   -17.67%    3.12%    N/A

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index Fund              8/22/97   1/12/01  -12.28% -7.43%   -5.05%   -16.81%  -12.42% -7.58%
Scudder VIT Equity 500 Index Fund               10/1/97   1/12/01   -0.66% -2.58%    0.86%   -11.06%   -0.80% -2.72%
Scudder VIT Small Cap Index Fund                8/22/97   1/12/01   -2.49% -0.02%    1.46%    -2.74%   -2.64% -0.16%

Fidelity Variable Insurance Products Fund (Service Class 2)
Fidelity VIP Contrafund Portfolio                1/3/95   1/12/01   -0.76%  1.48%   11.71%    -4.24%   -0.90%  1.36%
Fidelity VIP Growth & Income Portfolio         12/31/96   1/12/01    7.97% -0.94%    5.52%    -6.55%    7.82% -1.08%
Fidelity VIP Mid Cap Portfolio                 12/28/98   1/12/01   -1.45%    N/A   14.99%     0.62%   -1.60%    N/A

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares Securities Fund            11/8/96   1/12/01    0.37%  3.77%    6.94%     0.07%    0.22%  3.64%
FT VIP Templeton Developing Markets Securities
  Fund                                           3/4/96   1/12/01    8.06%  1.86%   -7.82%    -0.80%    7.92%  1.73%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Core Equity Fund                    8/10/94   1/12/01   -3.75% -0.19%    9.18%    -8.52%   -3.90% -0.32%
INVESCO VIF Dynamics Fund                       8/25/97   1/12/01    2.35% -4.36%   -0.54%   -21.80%    2.20% -4.50%

                                                 With Contract Fee*
                                                          10 Years
                                                10 Years   or Life
                                                 or Life   of Sub-
                                                 of Fund   Account
Sub-Accounts                                   (if less) (if less)
------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                             3.75%     1.67%

AIM Variable Insurance Funds
AIM V.I. Blue Chip Fund                         -15.09%   -17.40%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth Portfolio                8.13%   -18.88%

Delaware VIP Trust (Service Class)
Delaware VIP Select Growth Series                -9.13%   -17.90%

Deutsche Asset Management VIT Funds
Scudder VIT EAFE Equity Index Fund               -5.20%   -17.03%
Scudder VIT Equity 500 Index Fund                 0.72%   -11.27%
Scudder VIT Small Cap Index Fund                  1.32%    -2.93%

Fidelity Variable Insurance Products Fund (Service Class 2)
Fidelity VIP Contrafund Portfolio                11.64%    -4.44%
Fidelity VIP Growth & Income Portfolio            5.40%    -6.75%
Fidelity VIP Mid Cap Portfolio                   14.88%     0.44%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares Securities Fund              6.82%    -0.11%
FT VIP Templeton Developing Markets Securities
  Fund                                           -8.07%    -0.99%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Core Equity Fund                      9.09%    -8.72%
INVESCO VIF Dynamics Fund                        -0.66%   -22.05%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

DIRECTEDADVISORYSOLUTIONS (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the DirectedAdvisorySolutions sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (Service Shares)
Janus Aspen Capital
  Appreciation Portfolio         5/1/97   1/12/01   -2.39%  2.28%  10.46%    -13.39%   -2.54%  2.17%  10.37%    -13.60%
Janus Aspen International
  Growth Portfolio               5/2/94   1/12/01  -10.71% -3.60%   7.59%    -19.24%  -10.86% -3.74%   7.50%    -19.47%
Janus Aspen Mid Cap Growth
  Portfolio                     9/13/93   1/12/01    2.75% -3.19%   7.54%    -25.79%    2.60% -3.31%   7.46%    -26.07%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio     10/31/97   1/12/01   -5.76% -0.86%   2.30%    -10.70%   -5.91% -0.99%   2.17%    -10.90%

Scudder Variable Series II
Scudder Government Securities
  Portfolio                      9/3/87   1/12/01    4.53%  5.65%   5.65%      5.85%    4.38%  5.51%   5.53%      5.68%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA VALUE GENERATION (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Value Generation sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund           4/29/85   1/12/01    0.39%  3.30%    3.72%     1.69%    0.24%  3.17%    3.59%     1.52%

AIM Variable Insurance Funds
AIM V.I. Blue Chip Fund        12/29/99   1/12/01   -1.98%    N/A  -15.00%   -17.30%   -2.13%    N/A  -15.22%   -17.53%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Growth
  Portfolio                     9/15/94   1/12/01    1.37% -6.19%    8.04%   -18.77%    1.23% -6.33%    7.97%   -19.00%

Delaware VIP Trust (Service
Class)
Delaware VIP Select Growth
  Series                         5/3/99   1/12/01    3.11%    N/A   -9.07%   -17.80%    2.97%    N/A   -9.27%   -18.03%

Deutsche Asset Management VIT
Funds
Scudder VIT EAFE Equity Index
  Fund                          8/22/97   1/12/01  -12.41% -7.57%   -5.20%   -16.93%  -12.55% -7.72%   -5.35%   -17.16%
Scudder VIT Equity 500 Index
  Fund                          10/1/97   1/12/01   -0.81% -2.92%    0.54%   -11.20%   -0.95% -3.06%    0.40%   -11.40%
Scudder VIT Small Cap Index
  Fund                          8/22/97   1/12/01   -2.65% -0.17%    1.31%    -2.89%   -2.79% -0.31%    1.16%    -3.08%

Fidelity Variable Insurance Products Fund (Service Class 2)
Fidelity VIP Contrafund
  Portfolio                      1/3/95   1/12/01   -0.90%  1.33%   11.55%    -4.39%   -1.05%  1.20%   11.47%    -4.58%
Fidelity VIP Growth & Income
  Portfolio                    12/31/96   1/12/01    7.80% -1.09%    5.36%    -6.69%    7.65% -1.23%    5.24%    -6.89%
Fidelity VIP Mid Cap Portfolio 12/28/98   1/12/01   -1.59%    N/A   14.82%     0.47%   -1.74%    N/A   14.71%     0.29%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares
  Securities Fund               11/8/96   1/12/01    0.22%  3.62%    6.78%    -0.08%    0.07%  3.49%    6.66%    -0.26%
FT VIP Templeton Developing
  Markets Securities Fund        3/4/96   1/12/01    7.90%  1.71%   -7.96%    -0.95%    7.75%  1.58%   -8.21%    -1.14%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Core Equity Fund    8/10/94   1/12/01   -3.90% -0.34%    9.01%    -8.66%   -4.04% -0.47%    8.93%    -8.86%
INVESCO VIF Dynamics Fund       8/25/97   1/12/01    2.20% -4.51%   -0.68%   -21.92%    2.05% -4.64%   -0.81%   -22.16%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

ALLMERICA VALUE GENERATION (AFLIAC) CONTINUED

Average Annual Total Returns as of 6/30/03

The average annual total returns for the Allmerica Value Generation sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                 Without Contract Fee                 With Contract Fee*
                                                                             10 Years                           10 Years
                                              Sub-                 10 Years   or Life                 10 Years   or Life
                                    Fund   Account                  or Life   of Sub-                  or Life   of Sub-
                               Inception Inception       1      5   of Fund   Account       1      5   of Fund   Account
Sub-Accounts                        Date      Date    Year  Years (if less) (if less)    Year  Years (if less) (if less)
------------------------------------------------------------------------------------------------------------------------

Janus Aspen Series (Service
Shares)
Janus Aspen Capital
  Appreciation Portfolio         5/1/97   1/12/01   -2.54%  2.12%  10.29%    -13.52%   -2.68%  2.01%  10.20%    -13.73%
Janus Aspen International
  Growth Portfolio               5/2/94   1/12/01  -10.85% -3.75%   7.43%    -19.37%  -11.00% -3.88%   7.34%    -19.60%
Janus Aspen Mid Cap Growth
  Portfolio                     9/13/93   1/12/01    2.61% -3.34%   7.38%    -25.90%    2.46% -3.46%   7.30%    -26.18%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio     10/31/97   1/12/01   -5.90% -0.88%   2.29%    -10.83%   -6.05% -1.01%   2.18%    -11.04%

Scudder Variable Series II
Scudder Government Securities
  Portfolio                      9/3/87   1/12/01    4.37%  5.49%   5.49%      5.69%    4.23%  5.35%   5.38%      5.52%




*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.


            DirectedAdvisorySolutions and Allmerica Value Generation
This product is issued by Allmerica Financial Life Insurance and Annuity Company
            (First Allmerica Financial Life Insurance Company in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.





                                     [LOGO]
                                    ALLMERICA
                                  FINANCIAL(R)

                        THE ALLMERICA FINANCIAL COMPANIES
                        ---------------------------------
The Hanover Insurance Company . Allmerica Financial Alliance Insurance Company
  Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc. . AMGRO, Inc. . Financial Profiles, Inc.
     VeraVest Investments, Inc. . VeraVest Investment Advisors, Inc. . Opus Investment Management, Inc. . Allmerica Trust Company, N.A. . First Allmerica
   Financial Life Insurance Company . Allmerica Financial Life Insurance and
                     Annuity Company (all states except NY)

AFSDASVALSEMI (6/03)